Schedule of Change in Balance Sheet Position of Restructuring Reserves (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	$ 32.3	$ 48.6	$ 100.3
Provision/Charge	76.9	10.9	31.5
Provision/Reversal	(2.1)	(4.9)	(10.2)
Cash payments	(33.3)	(22.3)	(66.3)
Non-cash			(1.0)
Translation difference	2.0	0	(5.7)
Restructuring reserve, ending balance	75.8	32.3	48.6
Restructuring employee-related
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	31.4	48.4	100.1
Provision/Charge	76.6	10.1	30.3
Provision/Reversal	(1.8)	(4.9)	(10.2)
Cash payments	(33.3)	(22.2)	(66.1)
Translation difference	2.0	0	(5.7)
Restructuring reserve, ending balance	74.9	31.4	48.4
Other Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	0.9	0.2	0.2
Provision/Charge	0.3	0.8	0.2
Provision/Reversal	(0.3)
Cash payments	0	(0.1)	(0.2)
Restructuring reserve, ending balance	0.9	0.9	0.2
Fixed Asset Impairment
Restructuring Cost and Reserve [Line Items]
Provision/Charge			1.0
Non-cash			$ (1.0)